Organization and Description of Business (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest expense	$ 30,774	$ 25,292	$ 21,994
Net income (loss)	22,405	(3,079)	60,326
Accrued liabilities	10,805	5,255
Members' equity		428,400
Adjustment
Interest expense		600	800
Net income (loss)		(600)	(800)
Accrued liabilities		600	800
Members' equity		$ (1,400)	$ (600)